Taxes on Income - Schedule of Deferred Income Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 17,490	$ 16,920
Capital loss carryforward	918	862
Allowances and reserve	342	325
Total deferred tax assets before valuation allowance	18,750	18,107
Valuation allowance	(18,750)	(18,107)
Net deferred tax assets